Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of components of Debt
	December 31, 2022	December 31, 2021
Convertible Note due 2024, current portion(a)	$—	$16,559
Herbal Brands Loan due May 2023, current portion	—	470
Other loans and borrowings, current portion	465	479
Total debt, current portion	$465	$17,508
Convertible Note due 2024	—	1,140
Herbal Brands Loan due May 2023(b)	—	4,760
Other loans and borrowings	1,065	1,687
Total debt, long term	$1,065	$7,587
Ending balance	$1,530	$25,095

(a)      Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $nil and $2,197 in December 2022 and 2021, respectively.